Employees' Profit Sharing Plan	12 Months Ended
Dec. 31, 2013
Employees' Profit Sharing Plan
Employees' Profit Sharing Plan

(12) Employees' Profit Sharing Plan

        The Company has a deferred profit sharing plan for full-time employees with a minimum of one year of continuous employment. The Company's annual contribution to the plan is based on a percentage, as determined by the Board of Directors, of income before income taxes, as defined, for the year. Allocation of the contribution among officers and employees' accounts is based on length of service and amount of salary earned. Profit sharing costs of $3,500,000, $3,400,000 and $3,900,000 were charged to income for the years ended December 31, 2013, 2012, and 2011, respectively.